VIRTUS SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—1.9%
Germany—1.9%
Sartorius AG, 0.380%	1,833	$ 634
Total Preferred Stock (Identified Cost $766)		634

Common Stocks—96.7%
Brazil—4.7%
MercadoLibre, Inc.(1)	868	718
XP, Inc. Class A(1)	45,794	871
		1,589

China—11.3%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,640,600	2,198
Yum China Holdings, Inc.	34,795	1,651
		3,849

Denmark—3.9%
Novo Nordisk A.S. Sponsored ADR	13,317	1,327
France—6.4%
Dassault Systemes SE	27,231	940
L’Oreal S.A.	3,925	1,255
		2,195

Germany—4.9%
adidas AG	7,185	826
SAP SE Sponsored ADR	10,414	846
		1,672

Hong Kong—4.6%
AIA Group Ltd.	186,295	1,551
India—8.3%
HDFC Bank Ltd. ADR	27,591	1,612
Infosys Ltd. Sponsored ADR	72,318	1,227
		2,839

Ireland—3.3%
ICON plc ADR(1)	6,046	1,111
	Shares	Value

Japan—4.5%
Recruit Holdings Co., Ltd.	32,073	$ 924
Sysmex Corp.	11,673	624
		1,548

Mexico—6.9%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	15,421	968
Wal-Mart de Mexico SAB de C.V.	392,480	1,378
		2,346

Netherlands—6.4%
Adyen N.V.(1)	735	917
Heineken N.V.	14,497	1,266
		2,183

Switzerland—11.5%
Alcon, Inc.	18,789	1,093
Nestle S.A. Registered Shares	9,909	1,072
Sika AG Registered Shares	3,147	633
Temenos AG Registered Shares	16,702	1,126
		3,924

Thailand—2.3%
CP ALL PCL	537,436	798
United Kingdom—13.0%
Aon plc Class A	6,703	1,795
Diageo plc	29,576	1,245
Linde plc	5,174	1,395
		4,435

United States—4.7%
STERIS plc	9,517	1,583
Total Common Stocks (Identified Cost $32,952)		32,950

Total Long-Term Investments—98.6% (Identified Cost $33,718)		33,584

	Shares	Value

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(2)	234,469	$ 234
Total Short-Term Investment (Identified Cost $234)		234

TOTAL INVESTMENTS—99.3% (Identified Cost $33,952)		$33,818
Other assets and liabilities, net—0.7%		235
NET ASSETS—100.0%		$34,053

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	13%
Switzerland	12
China	11
India	8
Mexico	7
Germany	7
France	7
Other	35
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$32,950	$15,924	$17,026
Preferred Stock	634	—	634
Money Market Mutual Fund	234	234	—
Total Investments	$33,818	$16,158	$17,660
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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